Segmental information - Category analysis (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of products and services [line items]
Sales	£ 22,448	£ 19,153	£ 17,697
Spirits
Disclosure of products and services [line items]
Sales	18,164	15,634	14,158
Beer
Disclosure of products and services [line items]
Sales	3,128	2,562	2,687
Ready to Drink
Disclosure of products and services [line items]
Sales	882	741	621
Other
Disclosure of products and services [line items]
Sales	£ 274	£ 216	£ 231